Summary of material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2023
Summary of material accounting policy information
Schedule of exchange rates of Russian ruble to other currencies

The exchange rates of the Russian ruble to each respective currency as of December 31, 2023 and 2022 were as follows:

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2022	2023	2022	2023
US Dollar	68.5494	85.2466	70.3375	89.6883
Euro	72.5259	92.2406	75.6553	99.1919
Kazakhstan Tenge (100)	14.8608	18.6765	15.2583	19.7708

Summary of useful lives of intangible assets

Bank license	indefinite
Customer relationships	4-15 years
Computer Software	2-9 years
Trademarks and other intangible assets	3-11 years